UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21527

THE ENDOWMENT MASTER FUND, L.P.

(Exact name of registrant as specified in charter)

4265 SAN FELIPE, SUITE 800

HOUSTON, TEXAS 77027

(Address of principal executive offices) (Zip code)

George Zornada, Esq.

K&L Gates

State Street Financial Center

One Lincoln Street

Boston, MA 02111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 993-4001

Date of fiscal year end: December 31

Date of reporting period: July 1, 2015 through June 30, 2016

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2015 TO JUNE 30, 2016

The Endowment Master Fund, L.P.

Investment Company Report

ELLINGTON FINANCIAL LLC

Security	288522303	Meeting Type	Annual

Ticker Symbol	EFC	Meeting Date	17-May-2016

ISIN	US2885223030	Agenda	934363982 - Management

Item	Proposal	Proposed by	Vote	For/Against Management

1.	DIRECTOR	Management

	1 THOMAS F. ROBARDS		For	For

	2 MICHAEL W. VRANOS		For	For

	3 LAURENCE PENN		For	For

	4 RONALD I. SIMON, PH.D.		For	For

	5 EDWARD RESENDEZ		For	For

2.	THE APPROVAL, ON AN ADVISORY BASIS, OF THE COMPENSATION OF THE NAMED EXECUTIVE OFFICERS.	Management	For	For

3.	THE RATIFICATION OF PRICEWATERHOUSECOOPERS LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2016.	Management	For	For

Page 1 of 3	05-Jul-2016

Investment Company Report

NEXPOINT FUNDS

Security	65340G205	Meeting Type	Annual

Ticker Symbol	NHF	Meeting Date	03-Jun-2016

ISIN	US65340G2057	Agenda	934417824 - Management

Item	Proposal	Proposed by	Vote	For/Against Management

1.	DIRECTOR	Management

	1 BRYAN A. WARD		For	For

	2 ETHAN POWELL		For	For

Page 2 of 3	05-Jul-2016

Investment Company Report

NEXPOINT RESIDENTIAL TRUST, INC.

Security	65341D102	Meeting Type	Annual

Ticker Symbol	NXRT	Meeting Date	15-Jun-2016

ISIN	US65341D1028	Agenda	934419272 - Management

Item	Proposal	Proposed by	Vote	For/Against Management

1.	DIRECTOR	Management

	1 JAMES DONDERO		For	For

	2 BRIAN MITTS		For	For

	3 EDWARD CONSTANTINO		For	For

	4 SCOTT KAVANAUGH		For	For

	5 ARTHUR LAFFER		For	For

2.	TO RATIFY THE APPOINTMENT OF KPMG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2016	Management	For	For

3.	TO APPROVE AN AMENDMENT TO THE COMPANY’S ARTICLES OF AMENDMENT AND RESTATEMENT TO REMOVE A PROVISION REQUIRING THE COMPANY TO COMPLY WITH CERTAIN DIRECTOR INDEPENDENCE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940	Management	For	For

4.	TO APPROVE AN AMENDMENT TO THE COMPANY’S ARTICLES OF AMENDMENT AND RESTATEMENT TO REMOVE A PROVISION REQUIRING THAT ANY ADVISORY AGREEMENT WE ENTER INTO COMPLY WITH CERTAIN REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940	Management	For	For

5.	TO APPROVE AN AMENDMENT TO THE COMPANY’S ARTICLES OF AMENDMENT AND RESTATEMENT TO REMOVE A PROVISION REQUIRING THAT CERTAIN FUTURE AMENDMENTS OF THE ARTICLES OF AMENDMENT AND RESTATEMENT BE APPROVED IN ACCORDANCE WITH THE INVESTMENT COMPANY ACT OF 1940	Management	For	For

6.	TO APPROVE THE NEXPOINT RESIDENTIAL TRUST, INC. 2016 LONG TERM INCENTIVE PLAN	Management	For	For

7.	TO APPROVE AN AMENDMENT TO THE COMPANY’S ADVISORY AGREEMENT	Management	For	For

Page 3 of 3	05-Jul-2016

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: The Endowment Master Fund, L.P.

By:	/s/ John A. Blaisdell
John A. Blaisdell
Co-Principal Executive Officer

Date: August 22, 2016